Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Total	Common Stock [Member]	Stock [Member] Common Stock [Member]	Stock [Member] Convertible Stock [Member]	Additional Paid-in Capital [Member]	Cumulative Distributions & Net Losses [Member]
BALANCE, beginning of period (in shares) at Dec. 31, 2015			35,504,854	1,000
BALANCE, beginning of period at Dec. 31, 2015	$ 372,564,581		$ 355,048	$ 10	$ 456,614,453	$ (84,404,930)
Increase (decrease) in Stockholders' Equity
Issuance of common stock (in shares)			14,350,215
Issuance of common stock	212,715,246		$ 143,503		212,571,743
Commissions on sales of common stock and related dealer manager fees to affiliates	(17,659,380)				(17,659,380)
Transfers from redeemable common stock	(19,309,449)				(19,309,449)
Redemption of common stock (in shares)			(156,583)
Repurchase of common stock	(2,156,699)		$ (1,566)		(2,155,133)
Other offering costs to affiliates	(4,165,911)				(4,165,911)
Distributions declared	(42,357,688)					(42,357,688)
Amortization of stock-based compensation	100,060				100,060
Net loss	(37,682,474)					(37,682,474)
BALANCE, end of period (in shares) at Dec. 31, 2016			49,698,486	1,000
BALANCE, end of period at Dec. 31, 2016	462,048,286		$ 496,985	$ 10	625,996,383	(164,445,092)
Increase (decrease) in Stockholders' Equity
Issuance of common stock (in shares)			1,583,829
Issuance of common stock	23,338,092		$ 15,838		23,322,254
Transfers from redeemable common stock	(10,025,412)				(10,025,412)
Redemption of common stock (in shares)			(439,675)
Repurchase of common stock	(6,190,737)		$ (4,397)		(6,186,340)
Distributions declared	(45,321,063)	$ (45,321,063)				(45,321,063)
Amortization of stock-based compensation	79,858				79,858
Net loss	(33,623,841)					(33,623,841)
BALANCE, end of period (in shares) at Dec. 31, 2017			50,842,640	1,000
BALANCE, end of period at Dec. 31, 2017	390,305,183		$ 508,426	$ 10	633,186,743	(243,389,996)
Increase (decrease) in Stockholders' Equity
Issuance of common stock (in shares)			1,147,631
Issuance of common stock	17,175,364		$ 11,477		17,163,887
Commissions on sales of common stock and related dealer manager fees to affiliates	32,414				32,414
Transfers from redeemable common stock	37,028,102				37,028,102
Redemption of common stock (in shares)			(489,005)
Repurchase of common stock	(6,886,216)		$ (4,890)		(6,881,326)
Distributions declared	(34,462,270)	(34,462,269)				(34,462,270)
Amortization of stock-based compensation	60,721				60,721
Net loss	(37,635,602)					(37,635,602)
BALANCE, end of period (in shares) at Sep. 30, 2018			51,501,266	1,000
BALANCE, end of period at Sep. 30, 2018	365,617,696		$ 515,013	$ 10	680,590,541	(315,487,868)
BALANCE, beginning of period (in shares) at Dec. 31, 2017			50,842,640	1,000
BALANCE, beginning of period at Dec. 31, 2017	390,305,183		$ 508,426	$ 10	633,186,743	(243,389,996)
Increase (decrease) in Stockholders' Equity
Issuance of common stock (in shares)			1,512,493
Issuance of common stock	22,713,975		$ 15,125		22,698,850
Commissions on sales of common stock and related dealer manager fees to affiliates	32,414				32,414
Transfers from redeemable common stock	37,028,102				37,028,102
Redemption of common stock (in shares)			(631,332)
Repurchase of common stock	(8,886,216)		$ (6,313)		(8,879,903)
Distributions declared	(46,179,769)	(46,179,769)				(46,179,769)
Amortization of stock-based compensation	74,617				74,617
Net loss	(49,100,346)					(49,100,346)
BALANCE, end of period (in shares) at Dec. 31, 2018			51,723,801	1,000
BALANCE, end of period at Dec. 31, 2018	345,987,960		$ 517,238	$ 10	684,140,823	(338,670,111)
BALANCE, beginning of period (in shares) at Jun. 30, 2018			51,262,810	1,000
BALANCE, beginning of period at Jun. 30, 2018	394,214,716		$ 512,628	$ 10	676,854,459	(283,152,381)
Increase (decrease) in Stockholders' Equity
Issuance of common stock (in shares)			380,849
Issuance of common stock	5,705,424		$ 3,809		5,701,615
Redemption of common stock (in shares)			(142,393)
Repurchase of common stock	(2,000,000)		$ (1,424)		(1,998,576)
Distributions declared	(11,664,156)	(11,664,156)				(11,664,156)
Amortization of stock-based compensation	33,043				33,043
Net loss	(20,671,331)					(20,671,331)
BALANCE, end of period (in shares) at Sep. 30, 2018			51,501,266	1,000
BALANCE, end of period at Sep. 30, 2018	365,617,696		$ 515,013	$ 10	680,590,541	(315,487,868)
Increase (decrease) in Stockholders' Equity
Net loss	(11,464,743)
BALANCE, end of period (in shares) at Dec. 31, 2018			51,723,801	1,000
BALANCE, end of period at Dec. 31, 2018	345,987,960		$ 517,238	$ 10	684,140,823	(338,670,111)
Increase (decrease) in Stockholders' Equity
Issuance of common stock (in shares)			1,028,077
Issuance of common stock	16,050,790		$ 10,280		16,040,510
Redemption of common stock (in shares)			(410,235)
Repurchase of common stock	(6,000,000)		$ (4,102)		(5,995,898)
Distributions declared	(35,056,265)	(35,056,265)				(35,056,265)
Amortization of stock-based compensation	39,182				39,182
Net loss	(34,742,088)					(34,742,088)
BALANCE, end of period (in shares) at Sep. 30, 2019			52,341,643	1,000
BALANCE, end of period at Sep. 30, 2019	286,279,579		$ 523,416	$ 10	694,224,617	(408,468,464)
BALANCE, beginning of period (in shares) at Jun. 30, 2019			52,142,845	1,000
BALANCE, beginning of period at Jun. 30, 2019	305,224,472		$ 521,428	$ 10	690,921,687	(386,218,653)
Increase (decrease) in Stockholders' Equity
Issuance of common stock (in shares)			334,187
Issuance of common stock	5,293,528		$ 3,342		5,290,186
Redemption of common stock (in shares)			(135,389)
Repurchase of common stock	(2,000,000)		$ (1,354)		(1,998,646)
Distributions declared	(11,860,005)	$ (11,860,005)				(11,860,005)
Amortization of stock-based compensation	11,390				11,390
Net loss	(10,389,806)					(10,389,806)
BALANCE, end of period (in shares) at Sep. 30, 2019			52,341,643	1,000
BALANCE, end of period at Sep. 30, 2019	$ 286,279,579		$ 523,416	$ 10	$ 694,224,617	$ (408,468,464)